Capital surplus	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Capital surplus

18. Capital surplus

Pursuant to the Cayman Islands Company Act, capital surplus arising from paid-in capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. However, capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

		2026
	Note	Share premium	Share-based payments	Total
January 1		$8,657,770	$661,600	$9,319,370
Conversion of shareholder’s loan to shares	16	7,175,000	-	7,175,000
Cancellation of shareholder’s loan		1,743,411	-	1,743,411
Share-based payments		-	(155,278)	(155,278)
June 30		$17,576,181	506,322	18,082,503

	2025
	Share premium	Share-based payments	Total
January 1	$7,273,954	$573,792	$7,847,746
Share-based payments	-	65,856	65,856
June 30	$7,273,954	$639,648	$7,913,602

Save as disclosed for the changes in capital surplus, the following transaction occurred in the current period gave effect to the increase in capital surplus.

On June 30, 2026, the board approved the CEO and director, Jing-Bin Chiang, cancelled all outstanding shareholder’s loan together with unpaid interest as of June 30, 2026. Pursuant to which, an agreement was entered into between the Company and Jing-Bin Chiang that both parties agreed the cancellation of all outstanding shareholder’s loan together with unpaid interest irrevocably. This cancellation of debt was treated as equity transaction and transferred the whole carrying amount of $1,743,411 to capital surplus.